UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23226

 NAME OF REGISTRANT:                     Listed Funds Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Gregory C. Bakken, President
                                         Listed Funds Trust c/o U.S.
                                         Bank Global Fund Services
                                         811 E. Wisconsin Ave, 8th
                                         Floor
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          414-765-4711

 DATE OF FISCAL YEAR END:                11/30

 DATE OF REPORTING PERIOD:               07/01/2021 - 06/30/2022


Cabot Growth ETF
--------------------------------------------------------------------------------------------------------------------------
 AKOUSTIS TECHNOLOGIES, INC.                                                                 Agenda Number:  935494550
--------------------------------------------------------------------------------------------------------------------------
        Security:  00973N102
    Meeting Type:  Annual
    Meeting Date:  28-Oct-2021
          Ticker:  AKTS
            ISIN:  US00973N1028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Steven P. DenBaars                                        Mgmt          For                            For
       Arthur E. Geiss                                           Mgmt          For                            For
       J. Michael McGuire                                        Mgmt          For                            For
       Jeffrey K. McMahon                                        Mgmt          For                            For
       Jerry D. Neal                                             Mgmt          For                            For
       Suzanne B. Rudy                                           Mgmt          For                            For
       Jeffrey B. Shealy                                         Mgmt          For                            For

2.     Proposal to approve, on a non-binding,                    Mgmt          For                            For
       advisory basis, the compensation paid to
       the Company's named executive officers.

3.     Proposal to ratify the appointment of                     Mgmt          For                            For
       Marcum LLP as the Company's independent
       registered public accounting firm for the
       fiscal year ending June 30, 2022.




--------------------------------------------------------------------------------------------------------------------------
 ALIBABA GROUP HOLDING LIMITED                                                               Agenda Number:  935484321
--------------------------------------------------------------------------------------------------------------------------
        Security:  01609W102
    Meeting Type:  Annual
    Meeting Date:  17-Sep-2021
          Ticker:  BABA
            ISIN:  US01609W1027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Director: JOSEPH C. TSAI (To                  Mgmt          Against                        Against
       serve for a three year term or until such
       director's successor is elected or
       appointed and duly qualified.)

1.2    Election of Director: J. MICHAEL EVANS (To                Mgmt          Against                        Against
       serve for a three year term or until such
       director's successor is elected or
       appointed and duly qualified.)

1.3    Election of Director: E. BoRJE EKHOLM (To                 Mgmt          For                            For
       serve for a three year term or until such
       director's successor is elected or
       appointed and duly qualified.)

2.     Ratify the appointment of                                 Mgmt          For                            For
       PricewaterhouseCoopers as the independent
       registered public accounting firm of the
       Company for the fiscal year ending March
       31, 2022.




--------------------------------------------------------------------------------------------------------------------------
 CLEANSPARK INC.                                                                             Agenda Number:  935545890
--------------------------------------------------------------------------------------------------------------------------
        Security:  18452B209
    Meeting Type:  Annual
    Meeting Date:  15-Mar-2022
          Ticker:  CLSK
            ISIN:  US18452B2097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Zachary Bradford                                          Mgmt          For                            For
       S. Matthew Schultz                                        Mgmt          For                            For
       Larry McNeill                                             Mgmt          Withheld                       Against
       Dr. Thomas Wood                                           Mgmt          Withheld                       Against
       Roger Beynon                                              Mgmt          Withheld                       Against

2.     Ratification of Selection of MaloneBailey,                Mgmt          For                            For
       LLP as our Independent Registered Public
       Accounting Firm for the Fiscal Year Ending
       September 30, 2022.




--------------------------------------------------------------------------------------------------------------------------
 INSEEGO CORP.                                                                               Agenda Number:  935463896
--------------------------------------------------------------------------------------------------------------------------
        Security:  45782B104
    Meeting Type:  Annual
    Meeting Date:  28-Jul-2021
          Ticker:  INSG
            ISIN:  US45782B1044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Christopher Harland                                       Mgmt          For                            For
       Christopher Lytle                                         Mgmt          For                            For

2.     Ratify the appointment of Marcum LLP as the               Mgmt          For                            For
       Company's independent registered public
       accounting firm for the fiscal year ending
       December 31, 2021.

3.     Approve, in an advisory vote, the                         Mgmt          For                            For
       compensation paid to the Company's named
       executive officers, as presented in the
       proxy statement.

4.     Approve an amendment of the Company's 2018                Mgmt          For                            For
       Omnibus Incentive Compensation Plan to
       increase the number of shares issuable
       under the plan by 3,000,000 shares.




--------------------------------------------------------------------------------------------------------------------------
 MARATHON DIGITAL HOLDINGS INC.                                                              Agenda Number:  935466537
--------------------------------------------------------------------------------------------------------------------------
        Security:  565788106
    Meeting Type:  Annual
    Meeting Date:  06-Aug-2021
          Ticker:  MARA
            ISIN:  US5657881067
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve an increase in the number of                   Mgmt          For                            For
       shares available in the Company's 2018
       Equity Incentive Plan by 7,500,000 shares.

2.     DIRECTOR
       Fred Thiel                                                Mgmt          For                            For
       Kevin DeNuccio                                            Mgmt          For                            For
       Said Ouissal                                              Mgmt          For                            For
       Sarita James                                              Mgmt          For                            For

3.     The ratification of the appointment of                    Mgmt          For                            For
       RBSM, LLP, as the Company's independent
       registered certified public accountant for
       the fiscal year ended December 31, 2021.

4.     To transact such other business as may be                 Mgmt          Abstain                        Against
       properly brought before the 2021 Annual
       Meeting and any adjournments thereof.




--------------------------------------------------------------------------------------------------------------------------
 NANO-X IMAGING LTD.                                                                         Agenda Number:  935508094
--------------------------------------------------------------------------------------------------------------------------
        Security:  M70700105
    Meeting Type:  Annual
    Meeting Date:  04-Nov-2021
          Ticker:  NNOX
            ISIN:  IL0011681371
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Proposal to approve Kesselman & Kesselman                 Mgmt          For                            For
       (PWC Israel) as independent auditors of the
       Company for the fiscal year ending December
       31, 2021 and for such additional period
       until the next Annual General Meeting of
       shareholders and to the authorize the Board
       of Directors of the Company to approve
       their compensation.

1A.    I HAVE A PERSONAL INTEREST: If you do not                 Mgmt          Against
       vote YES=FOR or NO=AGAINST the vote on the
       corresponding proposal will not count.

2.     Proposal to approve the re-election of Mr.                Mgmt          Against                        Against
       Erez Meltzer as a Class I director to the
       Board of Directors of the Company, to hold
       office until the Annual General Meeting of
       Shareholders of the Company to be held in
       2024 or until a successor has been duly
       elected, and to approve his compensation as
       set out in the Proxy Statement.

2A.    I HAVE A PERSONAL INTEREST: If you do not                 Mgmt          Against
       vote YES=FOR or NO=AGAINST the vote on the
       corresponding proposal will not count.

3.     Proposal to approve the re-election of                    Mgmt          For                            For
       Prof. Richard Stone as a Class I director
       to the Board of Directors of the Company,
       to hold office until the Annual General
       Meeting of Shareholders of the Company to
       be held in 2024 or until a successor has
       been duly elected, and to approve his
       compensation as set out in the Proxy
       Statement.

3A.    I HAVE A PERSONAL INTEREST: If you do not                 Mgmt          Against
       vote YES=FOR or NO=AGAINST the vote on the
       corresponding proposal will not count.

4.     Proposal to approve the employment and                    Mgmt          Against                        Against
       remuneration terms of Mr. Erez Meltzer as
       the Company's Chief Executive Officer
       effective as set out in the Proxy
       Statement.

4A.    I HAVE A PERSONAL INTEREST: If you do not                 Mgmt          Against
       vote YES=FOR or NO=AGAINST the vote on the
       corresponding proposal will not count.

5.     With respect to proposals 2 through 4,                    Mgmt          Against
       please indicate if you are a Controlling
       shareholder, otherwise your votes will not
       be counted. YES=FOR or NO=AGAINST

6.     With respect to proposals 2 through 4,                    Mgmt          Against
       please indicate if you are a Senior office
       holder, otherwise your votes will not be
       counted. YES=FOR or NO=AGAINST

7.     With respect to proposals 2 through 4,                    Mgmt          For
       please indicate if you are a Israeli
       Institutional Investor, otherwise your
       votes will not be counted. YES=FOR or
       NO=AGAINST




--------------------------------------------------------------------------------------------------------------------------
 POWER & DIGITAL INFRASTRUCTURE ACQ. CORP                                                    Agenda Number:  935540509
--------------------------------------------------------------------------------------------------------------------------
        Security:  739190106
    Meeting Type:  Special
    Meeting Date:  19-Jan-2022
          Ticker:  XPDI
            ISIN:  US7391901060
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal - To                    Mgmt          Against                        Against
       consider and vote upon a proposal to
       approve the Agreement and Plan of Merger
       and Reorganization, dated as of July 20,
       2021 (as amended by the First Amendment
       thereto, dated as of October 1, 2021, as
       further amended by the Second Amendment
       thereto, dated as of December 29, 2021, and
       as it may be further amended and/or
       restated from time to time, the "merger
       agreement"), by and among Power & Digital
       Infrastructure Acquisition Corp., a
       Delaware corporation ...(due to space
       limits, see proxy statement for full
       proposal).

2.     The Charter Proposal - To consider and vote               Mgmt          Against                        Against
       upon a proposal to adopt the proposed
       second amended and restated certificate of
       incorporation (the "Proposed Charter") and
       the proposed second amended and restated
       bylaws (the "Proposed Bylaws") of XPDI
       after the merger (referred to herein as
       "New Core").

3A.    To increase the total number of shares of                 Mgmt          Against                        Against
       all classes of authorized capital stock
       from (i) 551,000,000, consisting of (a)
       550,000,000 shares of common stock,
       including (1) 500,000,000 shares of Class A
       common stock, par value $0.0001 per share,
       and (2) 50,000,000 shares of Class B common
       stock, par value $0.0001 per share, and (b)
       1,000,000 shares of preferred stock, par
       value $0.0001 per share, to (ii)
       12,000,000,000, consisting of (A)
       10,000,000,000 shares of common stock, par
       value $0.0001 per ...(due to space limits,
       see proxy statement for full proposal).

3B.    To provide that any amendment to the                      Mgmt          Against                        Against
       Proposed Bylaws will require the approval
       of either New Core's board of directors or
       the holders of at least 66 2/3% of the
       voting power of New Core's then-outstanding
       shares of capital stock entitled to vote
       generally in an election of directors,
       voting together as a single class.

3C.    To provide that any amendment to certain                  Mgmt          Against                        Against
       provisions of the Proposed Charter will
       require the approval of the holders of at
       least 66 2/3% of the voting power of New
       Core's then-outstanding shares of capital
       stock entitled to vote generally in an
       election of directors, voting together as a
       single class.

4.     The Nasdaq Proposal - To consider and vote                Mgmt          Against                        Against
       upon a proposal to approve, for purposes of
       complying with applicable listing rules of
       the Nasdaq: (i) the issuance of shares of
       New Core common stock pursuant to the
       merger agreement and (ii) the related
       change of control of XPDI that will occur
       in connection with consummation of the
       merger and the other transactions
       contemplated by the merger agreement.

5.     The Incentive Plan Proposal - To consider                 Mgmt          Against                        Against
       and vote upon a proposal to approve and
       adopt the Core Scientific, Inc. 2021 Equity
       Incentive Plan.

6.     The ESPP Proposal - To consider and vote                  Mgmt          Against                        Against
       upon a proposal to approve and adopt the
       Core Scientific, Inc. 2021 Employee Stock
       Purchase Plan.

7.     The Adjournment Proposal - To consider and                Mgmt          Against                        Against
       vote upon a proposal to adjourn the Special
       Meeting to a later date or dates, if
       necessary, to permit further solicitation
       and vote of proxies if, based upon the
       tabulated vote at the time of the Special
       Meeting, there are not sufficient votes to
       approve the Business Combination Proposal,
       the Charter Proposal, the Governance
       Proposals, the Nasdaq Proposal, the
       Incentive Plan Proposal or the ESPP
       Proposal.




--------------------------------------------------------------------------------------------------------------------------
 QORVO, INC.                                                                                 Agenda Number:  935466258
--------------------------------------------------------------------------------------------------------------------------
        Security:  74736K101
    Meeting Type:  Annual
    Meeting Date:  10-Aug-2021
          Ticker:  QRVO
            ISIN:  US74736K1016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Ralph G. Quinsey                                          Mgmt          For                            For
       Robert A. Bruggeworth                                     Mgmt          For                            For
       Judy Bruner                                               Mgmt          For                            For
       Jeffery R. Gardner                                        Mgmt          For                            For
       John R. Harding                                           Mgmt          For                            For
       David H. Y. Ho                                            Mgmt          For                            For
       Roderick D. Nelson                                        Mgmt          For                            For
       Dr. Walden C. Rhines                                      Mgmt          For                            For
       Susan L. Spradley                                         Mgmt          For                            For

2.     To approve, on an advisory basis, the                     Mgmt          For                            For
       compensation of our Named Executive
       Officers (as defined in the proxy
       statement).

3.     To vote, on an advisory basis, on the                     Mgmt          1 Year                         For
       frequency of future advisory votes on the
       compensation of our Named Executive
       Officers.

4.     To ratify the appointment of Ernst & Young                Mgmt          For                            For
       LLP as our independent registered public
       accounting firm for the fiscal year ending
       April 2, 2022.




--------------------------------------------------------------------------------------------------------------------------
 QUANTUMSCAPE CORPORATION                                                                    Agenda Number:  935521698
--------------------------------------------------------------------------------------------------------------------------
        Security:  74767V109
    Meeting Type:  Annual
    Meeting Date:  15-Dec-2021
          Ticker:  QS
            ISIN:  US74767V1098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Jagdeep Singh                                             Mgmt          Withheld                       Against
       Frank Blome                                               Mgmt          Withheld                       Against
       Brad Buss                                                 Mgmt          Withheld                       Against
       John Doerr                                                Mgmt          Withheld                       Against
       Prof. Dr Jurgen Leohold                                   Mgmt          Withheld                       Against
       Justin Mirro                                              Mgmt          Withheld                       Against
       Prof. Fritz Prinz                                         Mgmt          Withheld                       Against
       Dipender Saluja                                           Mgmt          Withheld                       Against
       J.B. Straubel                                             Mgmt          Withheld                       Against
       Jens Wiese                                                Mgmt          Withheld                       Against

2.     To ratify the appointment of Ernst & Young                Mgmt          For                            For
       LLP as our independent registered public
       accounting firm for our fiscal year ending
       December 31, 2021.

3.     Approval of the Extraordinary Performance                 Mgmt          Against                        Against
       Award Program.




--------------------------------------------------------------------------------------------------------------------------
 QUOTIENT LIMITED                                                                            Agenda Number:  935494764
--------------------------------------------------------------------------------------------------------------------------
        Security:  G73268107
    Meeting Type:  Annual
    Meeting Date:  29-Oct-2021
          Ticker:  QTNT
            ISIN:  JE00BLG2ZQ72
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Manuel O. Mendez                                          Mgmt          For                            For
       Isabelle Buckle                                           Mgmt          For                            For
       Frederick Hallsworth                                      Mgmt          For                            For
       Catherine Larue                                           Mgmt          For                            For
       Brian McDonough                                           Mgmt          For                            For
       Heino von Prondzynski                                     Mgmt          For                            For
       Zubeen Shroff                                             Mgmt          For                            For
       John Wilkerson                                            Mgmt          For                            For

9.     A non-binding, advisory vote on the                       Mgmt          For                            For
       compensation paid to the Company's named
       executive officers, as described in the
       "Compensation Discussion and Analysis"
       section of the Company's proxy statement
       and the related compensation tables, notes
       and narrative discussion.

10.    Proposal to re-appoint Ernst & Young LLP as               Mgmt          For                            For
       the Company's auditors from the conclusion
       of this meeting until the next Annual
       General Meeting of the Company to be held
       in 2022, to ratify the appointment of Ernst
       & Young LLP as the Company's independent
       registered public accounting firm and to
       authorize the directors to determine the
       fees to be paid to the auditors.




--------------------------------------------------------------------------------------------------------------------------
 RAFAEL HOLDINGS, INC.                                                                       Agenda Number:  935530356
--------------------------------------------------------------------------------------------------------------------------
        Security:  75062E106
    Meeting Type:  Annual
    Meeting Date:  19-Jan-2022
          Ticker:  RFL
            ISIN:  US75062E1064
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Stephen Greenberg                   Mgmt          Against                        Against

1B.    Election of Director: Howard S. Jonas                     Mgmt          Against                        Against

1C.    Election of Director: Rachel Jonas                        Mgmt          Against                        Against

1D.    Election of Director: Shannon Klinger                     Mgmt          For                            For

1E.    Election of Director: Ameet Mallik                        Mgmt          For                            For

1F.    Election of Director: Mark McCamish                       Mgmt          For                            For

1G.    Election of Director: Boris C. Pasche                     Mgmt          Against                        Against

1H.    Election of Director: Michael J. Weiss                    Mgmt          Against                        Against

2.     To ratify the appointment of CohnReznick                  Mgmt          For                            For
       LLP as the Company's independent registered
       public accounting firm for the Fiscal Year
       ending July 31, 2022.

3.     To adopt the Rafael Holdings, Inc. 2021                   Mgmt          Against                        Against
       Equity Incentive Plan.




--------------------------------------------------------------------------------------------------------------------------
 VYNE THERAPEUTICS INC.                                                                      Agenda Number:  935457475
--------------------------------------------------------------------------------------------------------------------------
        Security:  92941V209
    Meeting Type:  Annual
    Meeting Date:  19-Jul-2021
          Ticker:  VYNE
            ISIN:  US92941V2097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       David Domzalski                                           Mgmt          Withheld                       Against
       Patrick LePore                                            Mgmt          For                            For

2.     To ratify the selection by the Audit                      Mgmt          For                            For
       Committee of the Company's Board of
       Directors of PricewaterhouseCoopers LLP as
       the independent registered public
       accounting firm of the Company for its
       fiscal year ending December 31, 2021.

3.     To approve and adopt an amendment to the                  Mgmt          For                            For
       Company's Amended and Restated Certificate
       of Incorporation to increase the number of
       authorized shares of common stock from
       75,000,000 to 150,000,000.




--------------------------------------------------------------------------------------------------------------------------
 WILDBRAIN LTD.                                                                              Agenda Number:  935527688
--------------------------------------------------------------------------------------------------------------------------
        Security:  96810C101
    Meeting Type:  Annual and Special
    Meeting Date:  16-Dec-2021
          Ticker:  WLDBF
            ISIN:  CA96810C1014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       Karine Courtemanche                                       Mgmt          For                            For
       Amanda Cupples                                            Mgmt          For                            For
       Deborah Drisdell                                          Mgmt          For                            For
       Eric Ellenbogen                                           Mgmt          For                            For
       Erin Elofson                                              Mgmt          For                            For
       Alan Hibben                                               Mgmt          For                            For
       Steven Landry                                             Mgmt          For                            For
       Geoffrey Machum                                           Mgmt          For                            For
       Thomas McGrath                                            Mgmt          For                            For
       Jonathan Whitcher                                         Mgmt          For                            For
       Donald Wright                                             Mgmt          For                            For

2      To re-appoint PricewaterhouseCoopers LLP as               Mgmt          For                            For
       Auditor of the Company for the ensuing year
       and authorize the board of directors to fix
       the Auditor's remuneration.

3      To affirm, ratify, and approve the                        Mgmt          Against                        Against
       Company's Amended and Restated Omnibus
       Equity Incentive Plan (the full text of
       which is set out in Appendix "B" of the
       management information circular).

4      The undersigned certifies that it has made                Mgmt          Abstain                        Against
       reasonable inquiries as to the Canadian(1)
       status of the registered holder and/or the
       beneficial owner of the shares represented
       by this form of proxy/VIF and has read the
       management information circular enclosed
       with this form of proxy/VIF and the
       definitions set forth below so as to make
       an accurate Declaration of Status. NOTE:
       "FOR" = YES, "ABSTAIN" = NO, "AGAINST" WILL
       BE TREATED AS NOT MARKED.




--------------------------------------------------------------------------------------------------------------------------
 ZIM INTEGRATED SHIPPING SERVICES LTD.                                                       Agenda Number:  935523161
--------------------------------------------------------------------------------------------------------------------------
        Security:  M9T951109
    Meeting Type:  Special
    Meeting Date:  13-Dec-2021
          Ticker:  ZIM
            ISIN:  IL0065100930
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approval of the shortening of the vesting                 Mgmt          For                            For
       period of options granted to the Company's
       CEO, Mr. Eli Glickman, pursuant to the
       Company's 2018 Share Option Plan.

1A.    Do you have a personal interest in the                    Mgmt          Against
       approval of Proposal No. 1 or are you a
       controlling shareholder of the Company
       (please note: if you do not mark either Yes
       or No, your shares will not be voted for
       Proposal No. 1)? Mark For=yes, No=Against



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Listed Funds Trust
By (Signature)       /s/ Gregory C. Bakken
Name                 Gregory C. Bakken
Title                President
Date                 08/25/2022